Schedule Of Income (Loss) Before Income Taxes And Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Income (loss) before income taxes, Domestic	¥ (838,217)	¥ 23,356	¥ (80,125)
Income (loss) before income taxes, Foreign	25,373	155,451	50,810
Income (loss) before income taxes	(812,844)	178,807	(29,315)
Income taxes, Current, Domestic	26,346	28,479	22,105
Income taxes, Current, Foreign	42,860	60,431	36,042
Income taxes, Current, Total	69,206	88,910	58,147
Income taxes, Deferred, Domestic	(58,706)	20,913	80,954
Income taxes, Deferred, Foreign	(733)	(6,813)	2,732
Income taxes, Deferred, Total	(59,439)	14,100	83,686
Total income taxes, Domestic	(32,360)	49,392	103,059
Total income taxes, Foreign	42,127	53,618	38,774
Total income taxes	¥ 9,767	¥ 103,010	¥ 141,833